Prepaid expenses and other current assets	6 Months Ended
Jun. 30, 2024
ElectraMeccanica Vehicles Corp
Prepaid Expense and Other Assets, Current [Line Items]
Prepaid expenses and other current assets	Prepaid expenses and other current assets

	December 31, 2023	December 31, 2022
SOLO deposit (with manufacturer)	$—	$7,133,451
Battery cell deposit	—	300,000
Prepaid insurance	854,995	1,095,152
Prepaid rent and security deposit	338,797	495,112
Cloud computing assets	1,374,299	1,234,039
Other prepaid expenses	319,717	1,133,096
	$2,887,808	$11,390,850
The Company’s prepaid expenses and other current assets as of December 31, 2023 decreased compared with December 31, 2022 primarily as a result of the settlement agreement with Zongshen, as further described in Note 11, and decreases in prepaid insurance and other prepaid expenses.